Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Condensed Consolidated Statements of Cash Flows
Net cash used in operating activities	$ (28,923)	$ (30,840)
Investing activities
Purchases of property, plant and equipment	(1,361)	(1,318)
Deposits in short-term investments	(175,174)	(244,004)
Proceeds from short-term investments	209,915	273,031
Net cash generated from investing activities	33,380	27,709
Financing activities
Proceeds from issuance of ordinary shares		254
Purchases of treasury shares	(346)	(5,451)
Payment of issuance costs		(34)
Net cash used in financing activities	(346)	(5,231)
Net (decrease)/increase in cash and cash equivalents	4,111	(8,362)
Effect of exchange rate changes on cash and cash equivalents	1,542	1,194
Net increase in cash and cash equivalents, including effect of exchange rate changes	5,653	(7,168)
Cash and cash equivalents
Cash and cash equivalents at beginning of period	86,036	85,265
Cash and cash equivalents at end of period	$ 91,689	$ 78,097